Investment Strategy	Feb. 28, 2026
Columbia Global Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
Under normal circumstances, the Fund invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing with a focus on large-cap companies provides investors with a strong opportunity for long-term growth of capital. The Fund typically focuses its investment in equity securities of companies that have market capitalizations in the range of companies in the MSCI World Value Index (Net) (the Capitalization Index), which ranged between $3.6 billion and $2.2 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts) for both hedging and non-hedging purposes including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward foreign currency contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing with a focus on large-cap companies provides investors with a strong opportunity for long-term growth of capital. The Fund typically focuses its investment in equity securities of companies that have market capitalizations in the range of companies in the MSCI World Value Index (Net) (the Capitalization Index), which ranged between $3.6 billion and $2.2 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies.
Columbia Overseas Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. The Fund may invest up to 20% of its net assets in emerging market countries. The Fund may invest directly in foreign equity securities, such as common and preferred stock, or indirectly through mutual funds and closed-end funds, as well as depositary receipts. The Fund may invest in securities of or relating to issuers believed to be undervalued (i.e., “value” stocks), represent growth opportunities (i.e., “growth” stocks), or both. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.
The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.